Equity (Details Textual) (USD $)	1 Months Ended			3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended			9 Months Ended			9 Months Ended																		12 Months Ended
	Jul. 16, 2012	Aug. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Aug. 03, 2011	Jun. 16, 2011 Investor	Dec. 31, 2001	Jun. 30, 2011 Placement Agent [Member]	Dec. 31, 2011 Placement Agent [Member]	Sep. 30, 2012 Placement Agent [Member]	Jun. 16, 2011 Placement Agent [Member]	Jul. 16, 2012 Agent Warrants [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Dec. 31, 2010 Series D Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member]	Jul. 16, 2012 Series E Preferred Stock [Member]	Jun. 28, 2012 Series E Preferred Stock [Member]	Jun. 07, 2012 Series E Preferred Stock [Member]	May 30, 2012 Series E Preferred Stock [Member]	May 24, 2012 Series E Preferred Stock [Member]	May 14, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]	Mar. 01, 2011 Preferred Stock Series D [Member]	Feb. 09, 2011 Preferred Stock Series D [Member]	Jan. 28, 2011 Preferred Stock Series D [Member]	Jan. 21, 2011 Preferred Stock Series D [Member]	Dec. 15, 2010 Preferred Stock Series D [Member]	Mar. 01, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Feb. 09, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Jan. 28, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Jan. 21, 2011 Preferred Stock Series D [Member] Placement Agent [Member]	Dec. 31, 2010 Securities Purchase Agreement [Member]	Dec. 31, 2010 Securities Purchase Agreement [Member] Series B Preferred Stock [Member]
Equity (Textual) [Abstract]
Par Value of Preferred Stock																									$ 0.001			$ 0.001
Stated Value of Preferred Stock																									$ 1,000			$ 1,000
Issuance of shares																													9,141
Accrued dividends									6.00%																6.00%			8.00%
Measurement of derivative liabilities				$ 1,894,000	$ 2,316,000		$ (23,000)	$ (5,866,000)																	$ 100,000
Convertible Stock Issued upon warrants exercise																												7,864,000	679,000	441,000	1,037,000	822,000	2,042,000	2,843,000
Common stock sold by company under private placement agreement		41,409,461	1,908,889																																											4,640
Warrants issued to purchase common stock	36,564,000			136,661,735			136,661,735		49,135,602						1,252,761		152,711	3,656,400																		100,000	6,872,000	2,828,000	2,468,000	3,290,000	8,000	549,760	226,240	197,440	7,733,334
Paid to agent cash compensation																		900,000
Paid non accountable expenses to Agent																		300,000
Warrant Exercise Price											0.75				0.50	0.55	0.90									0.50			0.30	0.30	0.30	0.30	0.30	0.30		0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.8054
Number of accredited investors to whom common stock sold												8
Cash compensation transaction received														137,440	1,600,000
Preferred shares converted in to common shares							800		4,138										2,886	364		4,640			800			0
Converted common share									8,276,000										5,772,000	606,667		9,280,000
Preferred stock, par value																			$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001							$ 0.001											$ 0.001
Preferred stock, stated value																																				$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000						$ 1,000
Proceeds from issue of Preferred Stock and Warrants																																				50,000	3,436,000	1,414,000	1,234,000	1,645,000					4,430,000
Preferred stock sold to eight accredited investors																																				50	3,436	1,414	1,234	1,645
Preferred stock par value per share																																							$ 0.001	$ 0.001
Proceeds from issue of preferred stock and warrants per share																																				1,000	1,000	1,000	1,000	1,000
Placement agents for the offering received cash compensation																																									4,000	274,880	113,120	98,720
Repriced value of shares and warrants																											$ 0.50
Fair value of transaction received															440,330
Equity (Additional Textual) [Abstract]
Gross proceeds of securities	9,100,000
Accrued dividend payable				290,000		191,417	290,000		55,742	191,417			55,742
Predecessor preferred stock dividend							200,000		623,096	139,750
Common stock purchase price											$ 0.55
Warrant received											0.35
Period for exercise of option from issuance		5 years
Exercise price per share to call warrants											$ 1.75
Number of consecutive trading days for common stock price per share for callable warrants		20 days
Aggregate purchase price paid by the purchasers at closing for the common stock and the warrants		22,800,000
Subscription receivable									600,000
Cash issuance costs									1,600,000
Aggregate purchase price of common stock sold to accredited investors												1,718,000
Percentage of extension of company's common stock with respect to then effective conversion price of Preferred Stock									200.00%
Common Stock underlying the Series B Preferred						9,280,000
Embedded conversion option for preferred stock fair value						$ 2,120,360			$ 533,549	$ 2,120,360